Loss per share (Details) - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loss per share
Loss after taxation		$ (44,810,366)	$ (40,324,302)	$ (8,516,699)
Weighted average number of ordinary shares, diluted		231,530,091	116,558,191	61,225,922
Basic and diluted loss per share	[1]	$ (0.19)	$ (0.35)	$ (0.14)
Potentially dilutive securities excluded from the computation of diluted weighted average shares outstanding		66,465,481	12,536,721	28,619,406
Convertible promissory notes
Loss per share
Potentially dilutive securities excluded from the computation of diluted weighted average shares outstanding				14,510,770
Warrants
Loss per share
Potentially dilutive securities excluded from the computation of diluted weighted average shares outstanding		49,399,947	5,726,364	6,925,962
Share options
Loss per share
Potentially dilutive securities excluded from the computation of diluted weighted average shares outstanding		17,065,534	6,810,357	7,182,674

[1]	In accordance with IAS 33 “Earnings per share”, shares are not diluted where the entity has reported a loss for the period.